SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Balance at the end of the period	$ 39,110	$ 38,711
CANADA | Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	1,848	1,818
CANADA | Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	500	479
CANADA | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	196	154
CANADA | Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period
GREENLAND | Lingman Lake [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	27	27
GREENLAND | Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the end of the period	36,539	36,233
Exploration And Evaluation Assets Arising From Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	648	709
Acquisition costs - cash	9	13
Balance at the end of the period	657	722
Exploration And Evaluation Assets Arising From Acquisition [Member] | CANADA | Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	308	298
Acquisition costs - cash	5	5
Balance at the end of the period	313	303
Exploration And Evaluation Assets Arising From Acquisition [Member] | CANADA | Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	238	230
Acquisition costs - cash	4	4
Balance at the end of the period	242	234
Exploration And Evaluation Assets Arising From Acquisition [Member] | CANADA | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		42
Acquisition costs - cash
Balance at the end of the period		42
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	42
Acquisition costs - cash
Balance at the end of the period	42
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Lingman Lake [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	14	14
Acquisition costs - cash
Balance at the end of the period	14	14
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	46	42
Acquisition costs - cash		4
Balance at the end of the period	46	46
Exploration And Evaluation Assets Arising From Acquisition [Member] | GREENLAND | Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		83
Acquisition costs - cash
Balance at the end of the period		83
Exploration And Evaluation Assets Arising From Exploration [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	38,455	37,924
Administration	7	8
Property maintenance	20	28
Camp operations	(95)
Drilling	21	172
Geology	44	196
Geophysics	1	98
Helicopter charter aircraft (recovery)
Infrastructure
Write-off		(437)
Increase in exploration and evaluation assets	(2)	65
Balance at the end of the period	38,453	37,989
Exploration And Evaluation Assets Arising From Exploration [Member] | CANADA | Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	1,529	1,498
Administration
Property maintenance	1	6
Camp operations
Drilling
Geology	5	10
Geophysics		1
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	6	17
Balance at the end of the period	1,535	1,515
Exploration And Evaluation Assets Arising From Exploration [Member] | CANADA | Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	252	233
Administration
Property maintenance	1	5
Camp operations
Drilling
Geology	5	6
Geophysics		1
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	6	12
Balance at the end of the period	258	245
Exploration And Evaluation Assets Arising From Exploration [Member] | CANADA | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		39
Administration
Property maintenance
Drilling		6
Geology		46
Geophysics		21
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets		73
Balance at the end of the period		112
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Quetico Claims [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	142
Administration
Property maintenance	1
Camp operations
Drilling
Geology	10
Geophysics	1
Increase in exploration and evaluation assets	12
Balance at the end of the period	154
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Lingman Lake [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	13	13
Administration
Property maintenance
Camp operations
Drilling
Geology
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets
Balance at the end of the period	13	13
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	36,519	36,108
Administration	7	8
Property maintenance	17	17
Camp operations	(95)
Drilling	21
Geology	24	51
Geophysics		3
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	(26)	79
Balance at the end of the period	$ 36,493	36,187
Exploration And Evaluation Assets Arising From Exploration [Member] | GREENLAND | Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period		33
Administration
Property maintenance
Drilling		166
Geology		83
Geophysics		72
Helicopter charter aircraft (recovery)
Infrastructure
Write-off		(437)
Increase in exploration and evaluation assets		(116)
Balance at the end of the period		$ (83)